Related Parties - Summary of Transactions Between Related Parties (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Dividend income		₩ 25,941			₩ 28,875			₩ 10,522
Korea Gas Corporation
Disclosure of transactions between related parties [line items]
Electricity sales		140,630			155,309			96,362
Electricity purchase		8,873,781			11,996,402			5,646,713
Outstanding balances for related party transactions [abstract]
Trade receivables		14,671			12,415
Trade payables		480,974			1,882,607
Non-trade receivables and others		12,513			54,232
Non-trade payables and others		1,378			1,294
Goseong Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		842,270			1,062,108			514,470
Electricity purchase		1,572,074			1,905,502			987,540
Outstanding balances for related party transactions [abstract]
Trade receivables		55,719			76,254
Trade payables		120,270			182,095
Non-trade receivables and others		15			14
Non-trade payables and others		48,621			52,515
Dongducheon Dream Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		16,138			8,942			19,923
Electricity purchase		1,744,247			2,244,332			750,148
Outstanding balances for related party transactions [abstract]
Trade receivables		2,573			592
Trade payables		117,975			293,256
Non-trade receivables and others		478			270
Saemangeum Sebit Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,313			1,418			0
Electricity purchase		22,365			23,159			0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		341			653
Non-trade payables and others					0
Daejung Offshore Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		84			46			46
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		263			123
Daegu Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		408			268			207
Electricity purchase		4,247			4,744			3,532
Outstanding balances for related party transactions [abstract]
Trade payables		105			135
Non-trade payables and others					2
Haeng Bok Do Si Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3			2			2
Electricity purchase		408			563			393
Korea Electric Power Industrial Development Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		11,115			10,369			11,208
Service		305,105			251,468			241,925
Outstanding balances for related party transactions [abstract]
Trade receivables		176			164
Trade payables		2,021			150
Non-trade receivables and others					2
Non-trade payables and others		8,077			9,588
Gangneung Eco Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Fuel sales		943,063			459,404			14,200
Others		6,996			0			0
Outstanding balances for related party transactions [abstract]
Trade receivables		59,623			19,364
Non-trade receivables and others					478
Non-trade payables and others		94			94
Shin Pyeongtaek Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		91,830			27,486			23,501
Electricity purchase		1,040,965			957,294			653,306
Outstanding balances for related party transactions [abstract]
Trade receivables		1,814			7,375
Trade payables		86,801			109,274
Non-trade receivables and others		4,933			1,068
Non-trade payables and others		385			101
Noeul Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		8,431			9,396			30
Electricity purchase		10,466			14,176			10,014
Outstanding balances for related party transactions [abstract]
Trade receivables		6			3
Non-trade receivables and others		18,356			9,365
Non-trade payables and others		3,005			2,468
Samcheok Eco Materials Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		615			546			620
Electricity purchase		8,130			12,019			13,612
Outstanding balances for related party transactions [abstract]
Trade receivables		33			46
YTN Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,908			2,180			1,922
Electricity purchase		309			304			388
Outstanding balances for related party transactions [abstract]
Trade receivables		133			112
Busan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		10,733			5,055			49
Electricity purchase		23,211			26,219			18,996
Outstanding balances for related party transactions [abstract]
Trade receivables		1			1
Non-trade receivables and others		32,720			26,681
Non-trade payables and others		3,642			4,415
Gunsan Bio Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0			0			20
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others	[1]				11,728
Korea Electric Vehicle Charging Service
Disclosure of transactions between related parties [line items]
Electricity sales	[2]	0			3,686			3,039
Electricity purchase	[2]	0			0			393
Energy Infra Asset Management Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		89			0			4,629
Service		2,701			2,779			2,657
YaksuESS Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		508			851			1,715
Outstanding balances for related party transactions [abstract]
Trade payables		538
Gangwon Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,464			1,549			1,865
Electricity purchase		32,525			40,130			19,623
Outstanding balances for related party transactions [abstract]
Trade receivables		13			6
Trade payables		3,206			5,197
Goesan Solar park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		6,530			7,642			6,209
Outstanding balances for related party transactions [abstract]
Trade payables		56			346
Gwangyang Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,492			1,848			486
Outstanding balances for related party transactions [abstract]
Trade receivables		1,069
Non-trade receivables and others		716			1,436
Bigeum Resident Photovoltaic Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		888			660			755
Outstanding balances for related party transactions [abstract]
Trade receivables		406			343
Non-trade receivables and others		1,316			516
Hyundai Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales and design service		6,668			7,063			11,934
Outstanding balances for related party transactions [abstract]
Trade receivables		903			839
Korea Power Exchange
Disclosure of transactions between related parties [line items]
Service		52,262			16,596			39,796
Service		82,572			93,817			86,716
Outstanding balances for related party transactions [abstract]
Trade receivables		1,583			223
Trade payables		16,367
Non-trade receivables and others		1
Non-trade payables and others		2,520			2,405
Taebaek Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service	[3]	0			861			44
Others	[3]	2,864			0			0
Service	[3]	7,476			0			0
Service and REC	[3]	0			7,442			5,930
Outstanding balances for related party transactions [abstract]
Trade payables		603	[3]		680
Non-trade payables and others		341	[3]		178
Taebaek Guinemi Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0			0			26
Electricity purchase		5,529			6,793			5,910
Outstanding balances for related party transactions [abstract]
Trade payables		572
Non-trade payables and others		286			885
Pyeongchang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0			1,323			1,180
Design service and others		0			3,884			4,099
Outstanding balances for related party transactions [abstract]
Trade receivables		4			3	[3]
Non-trade payables and others					211
Pyeongchang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,087			0			0
REC and others		3,542			0			0
Daeryun Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,187			2,016			1,944
Electricity purchase		353,371			428,534			157,234
Outstanding balances for related party transactions [abstract]
Trade receivables		326			195
Trade payables		32,140			55,725
Changjuk Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	[4]	0			1,350			463
Electricity purchase	[4]	0			9,027			6,213
GS Donghae Electric Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		28,164			5,238			21,127
Electricity purchase		1,047,584			1,035,263			760,377
Outstanding balances for related party transactions [abstract]
Trade receivables		159			872
Trade payables		72,951			72,947
Non-trade receivables and others		169			1,558
Non-trade payables and others		125			14,565
KNH Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		15			13			14
Electricity purchase		3,535			4,348			3,222
Outstanding balances for related party transactions [abstract]
Trade receivables		1			1
S-Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		4,965			4,588			5,229
Service		973,646			1,091,741			608,530
Outstanding balances for related party transactions [abstract]
Trade receivables		213			77
Trade payables		79,459			135,504
Non-trade receivables and others		53			44
Non-trade payables and others					11
Chuncheon Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		82			2			0
Yeongyang Wind Power Corporation II
Disclosure of transactions between related parties [line items]
Commission		150			0			0
Commission		1,457			0			0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		165
PND Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		547			427			416
Electricity purchase		5,301			6,173			5,502
Outstanding balances for related party transactions [abstract]
Trade payables		296			210
Hyundai Eco Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,236			277			187
Electricity purchase		26,266			29,209			25,762
Outstanding balances for related party transactions [abstract]
Trade receivables		28			22
Trade payables		408			738
YeongGwang Yaksu Wind Electric Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		96			66			78
Electricity purchase		6,776			7,382			11,729
Outstanding balances for related party transactions [abstract]
Trade receivables		10			7
Trade payables		828			589
Non-trade receivables and others		2,294
Non-trade payables and others					2,050
Taebaek Gadeoksan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,998			1,952			295
Electricity purchase		34,940			25,880			16,360
Outstanding balances for related party transactions [abstract]
Trade payables		12,739			12,739
Non-trade receivables and others		1,539			97
Non-trade payables and others		7			5
Korea Energy Solutions Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2			2			2
Electricity purchase		128			102			0
Outstanding balances for related party transactions [abstract]
Non-trade payables and others					94
ITR Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		3			6			3
STN Co., Ltd. (formerly, Structure test network Co., Ltd.)
Disclosure of transactions between related parties [line items]
Service		0			7			5
Others		10			0			0
Green Energy Electricity Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		948			2,962			1,238
Outstanding balances for related party transactions [abstract]
Trade payables		62
Non-trade payables and others		45
Namjeongsusang Solar Power Operation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	[5]	31			21			22
Electricity purchase	[5]	0			9,491			14,286
Outstanding balances for related party transactions [abstract]
Trade receivables	[5]				2
Hanwha Corporation-linked Sunlight Power Special Private Equity Investment Trust No. 1
Disclosure of transactions between related parties [line items]
Service		405			394			399
Bitgoel Eco Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,581			1,397			282
Service and others		28,334			930			0
Outstanding balances for related party transactions [abstract]
Trade payables		6,226
Non-trade receivables and others		131			6
Non-trade payables and others					1,023
Jeju Gimnyeong Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		315			367			0
Electricity purchase		8,635			12,364			12,833
Outstanding balances for related party transactions [abstract]
Trade payables		1,467			1,758
Non-trade receivables and others		112			130
Non-trade payables and others		9
Seoroseoro Sunny Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2			1			0
REC and others		874			1,138			217
Muan Solar park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,083			950			232
REC and others		16,554			17,052			31,017
Outstanding balances for related party transactions [abstract]
Trade receivables					25
Non-trade receivables and others		4			9
YuDang Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		100			160			0
REC and others		1,860			1,915			3,495
Anjwa Smart Farm & Solar City Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,479			1,068			624
Electricity purchase		17,332			16,942			24,601
Outstanding balances for related party transactions [abstract]
Non-trade payables and others		1,296			921
KPE Green Energy Co., Ltd. (formerly, Daewon Green Energy Co., Ltd.)
Disclosure of transactions between related parties [line items]
Electricity sales		163			185			155
Others		62,212			42,651			0
Outstanding balances for related party transactions [abstract]
Trade receivables		1			1
Trade payables		5,485			5,485
Saemangeum Heemang Photovoltaic Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,538			5,740			13
Electricity purchase		440			1,039			0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others					3,435
Non-trade payables and others					1
G.GURU Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity purchase		0			452			0
UD4M Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3			2			4
Electricity purchase		117			313			0
Dongbu Highway Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		11			8			5
Electricity purchase		2,937			3,516			2,605
Outstanding balances for related party transactions [abstract]
Trade receivables		1			1
Trade payables					2
Non-trade payables and others					2
Seobu Highway Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		12			8			8
Electricity purchase		2,880			3,452			2,963
Outstanding balances for related party transactions [abstract]
Trade receivables		1			1
Trade payables					8
Non-trade payables and others					3
REC's Innovation Co., Ltd. (formerly, Wang San Engineering. Co,. Ltd.)
Disclosure of transactions between related parties [line items]
Interest income/ Dividends income	[6]	6			0			0
Green Radiation Co., Ltd.
Disclosure of transactions between related parties [line items]
Ordinary development expense		11			0			0
Santiago Solar Power SpA
Disclosure of transactions between related parties [line items]
Dividend income		586			0			0
Gwangbaek Solar Power Investment Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		644			0			0
Electricity purchase		565			602			742
Outstanding balances for related party transactions [abstract]
Non-trade payables and others					61
Go deok Clean Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		4,685			0			0
Electricity purchase		11,545			0			0
Hankook Electric Power Information Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0			0			1
SureDataLab Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1			1			1
Suwon New Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		91			118			1,820
Outstanding balances for related party transactions [abstract]
Trade receivables		876			0
Non-trade receivables and others		560			1,280
Non-trade payables and others		0
Kosture Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0			5			1
Outstanding balances for related party transactions [abstract]
Trade receivables					6
PlatformN. Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		16			14			0
Others		0			475			0
Outstanding balances for related party transactions [abstract]
Non-trade payables and others					232
Gangneung Sacheon Fuel Cell Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		133			151			0
Electricity purchase		1,324			0			0
Muan Sunshine Solar Power Plant Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		403			17			52
Electricity purchase		16,328			19,514			15,900
Outstanding balances for related party transactions [abstract]
Trade payables		1,440			3,076
Non-trade payables and others					1,265
11 Associates (Overseas)
Disclosure of transactions between related parties [line items]
Electricity sales		385,605			548,507			125,723
Electricity purchase		91,233			101,790			502
Seobusambo highway photovoltaics Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		16			3			0
Electricity purchase		502			103			0
Outstanding balances for related party transactions [abstract]
Trade receivables		1
Non-trade receivables and others		4
Yangyang Suri Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		169			0			0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		55
Naepo Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,462			761			467
Outstanding balances for related party transactions [abstract]
Trade receivables		190			169
Non-trade receivables and others		1
Non-trade payables and others					3
Cheongna Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Others		32,835			39,802			16,469
Electricity purchase		60			80			57
Outstanding balances for related party transactions [abstract]
Trade receivables		13,898			17,324
Non-trade receivables and others		2,160			1,654
Non-trade payables and others		1			1
Boim Combined Heat and Power Generation Co., Ltd. (formerly, Dayone Energy Co., Ltd.)
Disclosure of transactions between related parties [line items]
Service		2,110			7,761			8,159
Electricity purchase	[7]	8,151			13,872			5,409
Outstanding balances for related party transactions [abstract]
Trade receivables		84			79
Trade payables		721			1,027
Non-trade receivables and others		10,779			10,218
Non-trade payables and others		14,193			9,119
Daegu Green Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,694			1,190			1,053
Electricity purchase		370,787			508,601			289,052
Outstanding balances for related party transactions [abstract]
Trade receivables		122			53
Non-trade receivables and others		55			56
Non-trade payables and others		32,222			66,715
KAPES, Inc.
Disclosure of transactions between related parties [line items]
Commission		1,604			450			413
Electricity purchase		19,112			9,306			64,140
Outstanding balances for related party transactions [abstract]
Trade receivables		4			2
Non-trade receivables and others		89
Non-trade payables and others		3,791			106
Prime Swedish Holding AB
Disclosure of transactions between related parties [line items]
Electricity sales		292			284			0
Honam Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		610			242			71
Electricity purchase		8,643			7,662			4,807
Outstanding balances for related party transactions [abstract]
Trade payables		515			515
Jeongam Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales and design service		0			0			588
Electricity purchase		0			0			3,145
Korea Power Engineering Service Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		159			268			339
Service		812			830			1,315
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		48			47
Non-trade payables and others		76			77
Seokmun Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		1,792			1,685			1,701
Service		60,009			60,799			44,315
Outstanding balances for related party transactions [abstract]
Trade receivables		44			67
Trade payables		7,000			7,000
Non-trade receivables and others		199			113
Incheon New Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Construction revenue		458			14			14
Chun-cheon Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		2,976			2,505			2,329
Electricity purchase		585,656			585,689			327,536
Outstanding balances for related party transactions [abstract]
Trade receivables		239			124
Trade payables		79,117			79,117
Non-trade receivables and others		165			165
Non-trade payables and others		2
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,962			1,898			1,836
Electricity purchase		17,228			13,990			9,471
Outstanding balances for related party transactions [abstract]
Trade receivables		10			8
Trade payables		1,076			1,076
Non-trade receivables and others					166
Yeonggwang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		3,607			871			818
Electricity purchase		40,605			31,221			21,004
Outstanding balances for related party transactions [abstract]
Trade receivables		15			12
Trade payables		2,251			2,251
Non-trade receivables and others		56			62
Western Power Changgi Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		0			0			1,920
Electricity purchase		0			0			5,852
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of transactions between related parties [line items]
Service		1,568			1,415			1,727
KW Nuclear Components Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		1,612			1,624			2,598
Service		14,114			9,504			96
Outstanding balances for related party transactions [abstract]
Trade receivables					4
Non-trade receivables and others		17			18
KEPCO-Uhde Inc.
Disclosure of transactions between related parties [line items]
Electricity sales	[8]	0			12			10
Outstanding balances for related party transactions [abstract]
Non-trade payables and others	[8]				10
Busan Shinho Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,205			502			376
REC and others		10,248			10,601			7,895
Outstanding balances for related party transactions [abstract]
Trade receivables		3			3
Trade payables		304			304
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		43			0			0
Electricity purchase		3,362			4,016			3,146
Outstanding balances for related party transactions [abstract]
Trade payables		220			166
Goheung New Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales	[7]	3,214			141			0
Electricity purchase | $				$ 5,264			$ 0		$ 0
Gunsan Land Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		809			518			0
Electricity purchase		486			533			0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		295			138
Daesan Green Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		760			394			523
Electricity purchase		139,721			129,736			146,776
Outstanding balances for related party transactions [abstract]
Trade receivables		13			18
Trade payables		4,946			4,946
Non-trade receivables and others		170			218
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		901			698			30
Electricity purchase		882			980			0
Outstanding balances for related party transactions [abstract]
Trade receivables		2			2
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1			1			1
Saemangeum Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		0			100			1,141
Electricity purchase		0			1			5
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		4,368			4,368
Dangjin Eco Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		40			32			32
Electricity purchase		5,583			5,696			4,139
Outstanding balances for related party transactions [abstract]
Trade receivables		4			3
Trade payables		222			222
Non-trade payables and others		176			105
Yangyang Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		13			0			0
Service and Electricity Sales		10			0			0
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		13
Energyco Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		457			463			1
Electricity purchase		6,539			7,898			0
Outstanding balances for related party transactions [abstract]
Trade payables		99
Non-trade receivables and others		3
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of transactions between related parties [line items]
Electricity sales		88			544			0
Service and REC		0			2,526			0
Outstanding balances for related party transactions [abstract]
Trade receivables		10			9
Non-trade receivables and others		68
Busan Industrial Solar Power Co., Ltd.
Outstanding balances for related party transactions [abstract]
Trade receivables		2			2
Busan Industrial Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		22			14			9
Electricity purchase		3,656			4,575			2,815
Bitsolar Energy Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		357			498			296
Electricity purchase		12,946			13,030			5,703
Outstanding balances for related party transactions [abstract]
Trade payables		201			201
Non-trade receivables and others		1			222
Non-trade payables and others		0
Omisan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		26			1			1
Electricity purchase		0			0			7
S-Power Chile SpA
Disclosure of transactions between related parties [line items]
Interest income		20			0			0
Haemodum Solar Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		431			42			6
Electricity purchase		402			2,168			1,625
Outstanding balances for related party transactions [abstract]
Trade receivables		1			1
Yeongam Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,131			379			339
Electricity purchase		34,981			44,745			47,805
Outstanding balances for related party transactions [abstract]
Trade receivables		56			44
Trade payables		3,517			3,655
Samsu Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		514			0			0
Electricity purchase		8,269			10,605			2,800
Outstanding balances for related party transactions [abstract]
Trade payables		1,229			1,303
Solaseado Solar Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		1,876			1,851			2,890
Electricity purchase	[7]	18,259			28,698			31,031
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		24			23
Non-trade payables and others					2,911
Yeongwol Eco Wind Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		102			0			0
Gurae Resident Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		8			0			0
Electricity purchase		1			0			0
Cheongju Eco Park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		6,397			204			0
Electricity purchase		95,059			94,409			0
Outstanding balances for related party transactions [abstract]
Trade receivables		6,899
Trade payables		7,994			7,994
Enel X Midland Photovoltaic, LLC
Disclosure of transactions between related parties [line items]
Electricity sales		11			12			0
Electricity purchase		2,431			1,871			0
Outstanding balances for related party transactions [abstract]
Trade receivables		1			1
Trade payables		144			3
Non-trade payables and others		49
Eumseong Eco Park Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		19			2			0
Electricity purchase		27,765			0			0
Geumsungsan Wind Power Co., Ltd.
Disclosure of transactions between related parties [line items]
Electricity sales		68			7			0
Outstanding balances for related party transactions [abstract]
Trade receivables		4			3
Non-trade payables and others					1
41 Joint ventures (Overseas)
Disclosure of transactions between related parties [line items]
Electricity sales		746,989			606,513			773,291
Electricity purchase		17,222			16,859			54,135
Korea Development Bank
Disclosure of transactions between related parties [line items]
Electricity sales		5,467			4,134			4,177
Dividends paid		0			12			256,862
Interest income		5,930			2,222			756
Interest expense		5,559			4,208			2,756
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		33,140			30,836
Non-trade payables and others		147			101
Accrued interest income					5
Derivative assets		45,898			67,662
Derivative liabilities		72,050			3,759
Go deok Clean Energy Co., Ltd
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		4,562
Non-trade payables and others		5,288
9 Associates (Overseas)
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others		77,814			49,409
Non-trade payables and others		6,242			502
Tronix Co., Ltd.
Outstanding balances for related party transactions [abstract]
Non-trade receivables and others					1
8 Associates (Overseas)
Outstanding balances for related party transactions [abstract]
Trade receivables					93
Global Trade Of Power System Co., Ltd.
Disclosure of transactions between related parties [line items]
Service		223			715			₩ 323
26 Joint ventures (Overseas)
Outstanding balances for related party transactions [abstract]
Trade receivables		160,474			73,805
Non-trade receivables and others		55,897			71,661
Non-trade payables and others		22,877			₩ 117,754
KEPCO Lebanon SARL
Outstanding balances for related party transactions [abstract]
Trade receivables	[9]	₩ 75

[1]	Busan Green Energy Co., Ltd. was declared bankrupt for the year ended December 31, 2023 and was excluded from an associate due to the appointment of a bankruptcy trustee.
[2]	Korea Electric Vehicle Charging Service is not a related party of the Company as of December 31, 2023 as the sale of shares was completed for the year ended December 31, 2022.
[3]	Taebaek Wind Power Co., Ltd. was changed from an associate to a joint venture for the year ended December 31, 2023.
[4]	Changjuk Wind Power Co., Ltd. was reclassified from an associate to a subsidiary for the year ended December 31, 2022, and the amount is before reclassification to a subsidiary.
[5]	Namjeongsusang Solar Power Operation Co., Ltd. is not a related party of the Company as of December 31, 2023 as the sale of shares was completed for the year ended December 31, 2023.
[6]	The Company has disposed of shares of Korea Electric Vehicle Charging Service during the year ended December 31, 2022, and it is not a related party to the Company as of December 31, 2022.
[7]	Reclassified from a joint venture to a subsidiary during the year ended December 31, 2022. Transactions are made before the reclassification.
[8]	KEPCO-Uhde Inc. is not a related party of the Company as of December 31, 2023 as the liquidation process was completed for the year ended December 31, 2023.
[9]	The entire amount has been set as bad debt.